Commitments and Contingencies - Schedule of Subsidiary Guarantees (Parenthetical) (Detail) - Lessor - New Corporate Office - Agreement with Lessor to Construct and Lease Corporate Office Property - USD ($)
1 Months Ended
	Jul. 31, 2016	Mar. 31, 2023
Guarantee Obligations [Line Items]
Amount of financing commitments to fund estimated project costs	$ 365,000,000
Project completion period	2019-08
Lessee, operating Lease, existence of option to extend	true
Lease extend term	5 years
Maximum percentage payment of project costs for difference between project costs and sales proceeds	87.00%
Guarantee amount		$ 0